PowerShares China A-Share Portfolio
PowerShares China A-Share Portfolio

POWERSHARES ACTIVELY MANAGED
EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED DECEMBER 3, 2013 TO THE
PROSPECTUS DATED OCTOBER 3, 2013 OF:

PowerShares China A-Share Portfolio

Effective immediately, the following replaces the table under the section entitled "Fund Fees and Expenses" on page 3 of the prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares China A-Share Portfolio
Management Fees		0.50%
Other Expenses	[1]	none
Acquired Fund Fees and Expenses	[2]	0.10%
Total Annual Fund Operating Expenses	[1]	0.60%
Fee Waiver and/or Expense Reimbursement	[3]	0.09%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.51%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	Through August 31, 2015, Invesco PowerShares Capital Management LLC (the "Adviser") has contractually agreed to waive a portion of the Fund's management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund's investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.

Effective immediately, the following replaces the table under the section entitled "Example" on page 3 of the prospectus:
Expense Example (USD $)	1 YEAR	3 YEARS
PowerShares China A-Share Portfolio	52	183